Long-term Investments: Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Available-for-sale securities, Cost	$ 6,448
Available-for-sale securities, Fair Value	5,512
Available-for-sale securities, Unrealized Losses	(936)
Equity Securities
Available-for-sale securities, Cost	6,448
Available-for-sale securities, Fair Value	5,512
Available-for-sale securities, Unrealized Losses	$ (936)